EXPLANATORY NOTE

The sole purpose of this filing is to file revised risk/return summary information for the Siren DIVCON Leaders Dividend ETF, Siren DIVCON Dividend Defender ETF and Siren Nasdaq NexGen Economy ETF as electronically filed with the SEC pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on November 23, 2020 (SEC Accession No. 0001398344-20-023184), in interactive data format.